RBC Global Opportunities Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	71 Months Ended	109 Months Ended	120 Months Ended	133 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World NR Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%			11.72%	10.11%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	4.57%	9.58%		10.32%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.24%	6.08%			11.22%	10.40%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.04%	5.72%			10.65%	9.86%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.34%	4.70%			9.14%	8.48%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.29%	6.15%		10.45%	11.27%